SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITIES

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Fair Value
Outstanding, September 30, 2021	36,000	$0.01	9.75	$179,640
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, March 31, 2022	36,000	$0.01	9.25	$179,640
Exercisable, March 31, 2022	36,000	$0.01	9.25	$179,640